Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 7,714	$ 3,044
Restricted cash	211	37
Accounts receivable, net (net of allowance of $12,883 and $13,049 as of December 31, 2020 and 2021, respectively)	2,262	944
Inventories, net	7,190	2,675
Prepaid expenses and other current assets, net (net of allowance of $13,992 and $11,327 as of December 31, 2020 and 2021, respectively)	13,833	17,165
Total current assets	31,210	23,865
Non-current assets:
Property and equipment, net	733	152
Construction in progress	94
Intangible assets, net	5,377	3,538
Right of use asset	1,674	707
Contract assets	1,485
Goodwill	12,208
Deferred tax assets	471	1,090
Total non-current assets	22,042	5,487
Total assets	53,252	29,352
Current liabilities:
Accounts payable	10,203	12,992
Accrued expenses and other payables	27,935	42,462
Contract liabilities - current	8,403	7,454
Lease liabilities - current	1,032	307
Amount due to related parties-current	2,512	3,133
Income tax payable	399	1,853
Short-term bank and other borrowings	1,275	2,395
Long-term bank borrowings - current portion	1,250	12,975
Contingent liability in relation to disposal of a subsidiary		3,240
Contingent consideration –current	1,392
Convertible notes	9,990
Total current liabilities	64,391	86,811
Non-current liabilities:
Unrecognized tax benefits	2,174	2,124
Long-term bank borrowings	661	1,250
Deferred tax liabilities	2,154	950
Lease liabilities – non-current	754	374
Contingent consideration – non-current	389
Other non-current liabilities	15	84
Total non-current liabilities	6,147	4,782
Total liabilities	70,538	91,593
Commitments and contingencies
Shareholders’ equity (deficit):
Ordinary shares (no par value; unlimited shares authorized; 59,943,310 shares and 163,351,694 shares issued and outstanding as of December 31, 2020 and 2021, respectively)
Additional paid-in capital	262,271	171,560
Subscriptions receivable	(15,287)	(19,367)
Statutory reserve	1,901	2,097
Accumulated deficit	(271,040)	(215,175)
Accumulated other comprehensive loss	(1,091)	(1,243)
Total Borqs Technologies, Inc. shareholders’ deficit	(23,246)	(62,128)
Noncontrolling interest	5,960	(113)
Total shareholders’ deficit	(17,286)	(62,241)
Total liabilities, noncontrolling interest and shareholders’ equity (deficit)	$ 53,252	$ 29,352